Note 2 - Risks and Uncertainties (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		108 Months Ended	111 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2017
Net Income (Loss) Attributable to Parent, Total	$ (1,798)	$ (1,581)	$ (6,200)	$ (5,905)	$ (41,300)	$ (42,600)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Total	797	(32)	22	448
Net Cash Provided by (Used in) Operating Activities, Total	(1,120)	(783)	(2,739)	(2,387)
Cash and Cash Equivalents, at Carrying Value, Ending Balance	1,296	1,379	2,449	1,405	2,449	1,296	$ 152
Working Capital	700		1,300		1,300	700
Stockholders' Equity Attributable to Parent, Ending Balance	$ 724	$ (588)	$ 1,385	$ 268	$ 1,385	$ 724	$ (3,689)